Equity investments	12 Months Ended
Dec. 31, 2011
Equity investments

8. Equity investments

Equity investments in non-consolidated businesses were $27,325 and $25,918 at December 31, 2011 and 2010, respectively. During 2011, 2010 and 2009, the Company recognized income of $8,776, $8,999 and $2,442, respectively, relating to equity investments in non-consolidated businesses under the equity method of accounting.